AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 85.0%
Asset-Backed Securities — 20.9%
Automobiles — 5.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A
1.660%	02/20/28	100	$92,648
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	1,000	1,010,175
Series 2021-01, Class C
0.940%	12/15/26	100	93,681
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	83	81,334
Ford Credit Auto Owner Trust,
Series 2021-02, Class A, 144A
1.530%	05/15/34	200	186,264
Series 2021-A, Class C
0.830%	08/15/28	100	93,518
GLS Auto Receivables Issuer Trust,
Series 2021-04A, Class A, 144A
0.840%	07/15/25	85	83,783
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	100	94,517
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	100	91,178
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	100	94,693
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	200	200,751
Series 2021-01A, Class A, 144A
0.870%	07/14/28	300	285,780
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	100	93,876
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	100	98,865
Series 2021-02, Class C
0.900%	06/15/26	100	97,188
Series 2021-03, Class C
0.950%	09/15/27	100	97,032
			2,795,283
Collateralized Loan Obligations — 14.1%
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.374%(c)	01/20/32	250	248,170
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.221%(c)	10/15/28	453	451,412
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.374%(c)	07/20/34	500	$493,045
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	07/20/34	250	247,551
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.409%(c)	01/22/31	250	249,008
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.251%(c)	04/15/31	500	495,893
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.611%(c)	01/16/33	250	248,679
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)
1.449%(c)	10/15/32	250	248,093
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.385%(c)	01/18/34	250	248,357
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month Term SOFR + 1.250% (Cap N/A, Floor 1.250%)
1.658%(c)	01/15/33	250	249,415
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.610%(c)	05/21/34	250	247,238
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.254%(c)	10/20/31	1,000	990,508
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.414%(c)	10/20/31	500	497,909
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.534%(c)	01/20/32	250	248,760
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.284%(c)	04/20/31	742	736,302
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month Term SOFR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	10/20/32	250	248,479
A1

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.414%(c)	07/20/34	250	$247,277
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.094%(c)	04/20/28	238	237,063
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.391%(c)	01/17/31	500	498,081
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29	703	699,795
			7,831,035
Credit Cards — 1.8%
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,000	996,591

Total Asset-Backed Securities (cost $11,764,499)			11,622,909
Commercial Mortgage-Backed Securities — 13.4%
BANK,
Series 2020-BN28, Class A1
0.628%	03/15/63	118	113,241
Barclays Commercial Mortgage Securities Trust,
Series 2020-C06, Class A1
1.806%	02/15/53	49	48,247
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	826	832,542
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	40	39,884
Series 2014-CR21, Class A3
3.528%	12/10/47	448	445,062
Series 2015-DC01, Class ASB
3.142%	02/10/48	360	362,359
Series 2015-PC01, Class A5
3.902%	07/10/50	500	506,383
Series 2016-COR1, Class ASB
2.972%	10/10/49	1,008	1,005,575
CSAIL Commercial Mortgage Trust,
Series 2021-C20, Class A1
0.855%	03/15/54	339	319,795
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.308%(cc)	07/25/26	11,820	521,446
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	54	$54,347
Series 2015-GS01, Class AAB
3.553%	11/10/48	953	958,779
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	200	199,085
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	598	592,205
Series 2016-C032, Class ASB
3.514%	12/15/49	883	886,190
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	585	586,335

Total Commercial Mortgage-Backed Securities (cost $7,789,397)			7,471,475
Corporate Bonds — 17.9%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.167%	02/04/23	250	247,140
Agriculture — 0.3%
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	165	151,674
Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	295	295,800
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	20	20,192
Sr. Unsec’d. Notes
2.350%	02/26/27	200	186,541
2.400%	04/10/28	195	177,133
			679,666
Banks — 4.9%
Bank of America Corp.,
Sub. Notes, MTN
4.450%	03/03/26	465	481,096
Citigroup, Inc.,
Sub. Notes
4.400%	06/10/25	370	380,735
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	250	252,388
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25	60	60,599
3.850%	01/26/27	170	171,992

A2

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
4.017%(ff)	03/28/28	200	$201,378
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	85	81,923
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	90	85,188
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27	260	242,202
Morgan Stanley,
Sub. Notes, GMTN
4.350%	09/08/26	385	397,155
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	200	181,692
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	03/10/27	200	194,454
			2,730,802
Commercial Services — 1.4%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23	800	799,107
Diversified Financial Services — 1.6%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	250	253,273
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.000%	03/20/28(a)	380	355,962
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	253,098
			862,333
Electric — 2.0%
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	15	14,718
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	460	460,065
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	35	34,123
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	615	608,261
			1,117,167
Healthcare-Services — 0.3%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	25	25,355
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Sr. Sec’d. Notes, 144A
3.125%	03/15/27	160	$156,333
			181,688
Home Builders — 0.4%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	240	248,309
Insurance — 1.5%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	750	762,956
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	04/05/27	80	79,888
			842,844
Media — 0.9%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	500	498,551
Miscellaneous Manufacturing — 0.6%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.400%	03/16/27	350	353,634
Packaging & Containers — 0.3%
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	137,880
Pipelines — 0.6%
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	315	315,566
Software — 0.2%
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27	90	90,184
Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	255	269,318
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.162%	04/03/26	200	184,625
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.050%	02/15/28	150	137,434

A3

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	135	$126,022
			717,399

Total Corporate Bonds (cost $10,156,275)			9,973,944
Sovereign Bonds — 4.0%
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	199,085
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	260	260,957
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26	300	291,298
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22(a)	500	500,813
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27(a)	780	782,179
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	200	196,737

Total Sovereign Bonds (cost $2,224,929)			2,231,069
U.S. Government Agency Obligations — 8.2%
Federal Home Loan Bank
0.375%	09/04/25	1,500	1,392,589
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	1,500	1,396,598
Federal National Mortgage Assoc.
0.500%	06/17/25	500	468,363
2.125%	04/24/26	1,345	1,325,741

Total U.S. Government Agency Obligations (cost $4,846,819)			4,583,291
U.S. Treasury Obligations — 20.6%
U.S. Treasury Bonds
1.875%	11/15/51	105	91,941
2.000%	11/15/41(k)	2,235	2,021,976
2.250%	05/15/41	975	920,004
3.625%	08/15/43	30	34,781
3.625%	02/15/44(k)	20	23,250
U.S. Treasury Notes
0.125%	01/31/23	920	909,111
0.750%	03/31/26	1,480	1,380,100
1.250%	11/30/26	335	316,915
1.250%	12/31/26	700	661,391
1.875%	02/28/27	225	219,006
2.375%	08/15/24(k)	385	384,158
2.875%	05/15/28	190	194,423
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.125%	11/15/28	4,157	$4,327,073

Total U.S. Treasury Obligations (cost $12,130,834)			11,484,129

Total Long-Term Investments (cost $48,912,753)			47,366,817

	Shares
Short-Term Investments — 17.2%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	549,651	5,018,315
PGIM Core Ultra Short Bond Fund(wc)	3,264,166	3,264,166
PGIM Institutional Money Market Fund (cost $1,328,782; includes $1,328,500 of cash collateral for securities on loan)(b)(wc)	1,329,831	1,328,635

Total Short-Term Investments (cost $9,656,826)		9,611,116

TOTAL INVESTMENTS—102.2% (cost $58,569,579)		56,977,933

Liabilities in excess of other assets(z) — (2.2)%		(1,235,861)

Net Assets — 100.0%		$55,742,072

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,299,414; cash collateral of $1,328,500 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.

A4

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wc)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
210	5 Year U.S. Treasury Notes	Jun. 2022	$24,084,375	$(595,186)
151	10 Year U.S. Treasury Notes	Jun. 2022	18,554,125	(516,253)
1	10 Year U.S. Ultra Treasury Notes	Jun. 2022	135,469	(4,306)
				(1,115,745)
Short Positions:
46	2 Year U.S. Treasury Notes	Jun. 2022	9,748,406	92,223
27	20 Year U.S. Treasury Bonds	Jun. 2022	4,051,688	119,279
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	177,125	6,866
				218,368
				$(897,377)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5